Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2021
Income tax and social contribution
Schedule of income tax and social security contribution recognized in profit or loss

Income tax and social security contribution recognized in profit or loss for the year are shown as follows:

.	December 31, 2021	December 31, 2020	December 31, 2019
Current income tax and social security contribution	(95,375)	(66,912)	(39,457)
Deferred income tax	10,958	1,775	10,238
Income tax and social contributions	(84,417)	(65,137)	(29,219)

Schedule of reconciliation of the effective rate with the average nominal rate

The reconciliation of the effective rate with the average nominal rate is shown as follows:

.	December 31, 2021	December 31, 2020	December 31, 2019
Profit before income tax and social contribution	210,374	192,791	85,788
Combined income tax and social contribution rate	34%	34%	34%
Tax using the Company’s domestic tax rate	(71,527)	(65,549)	(29,168)
Interest on own capital	2,138	1,469	-
Expected income tax expense and interest on own capital	(69,389)	(64,080)	(29,168)
Tax incentives	-	219	346
Impairment loss (intangible)	(6,864)	-	-
Other permanent exclusions (additions)	(8,164)	(1,276)	(397)
Income Tax and Social Contribution Expenses	(84,417)	(65,137)	(29,219)
Current	(95,375)	(66,912)	(39,457)
Deferred	10,958	1,775	10,238
	(84,417)	(65,137)	(29,219)

Effective rate	40%	34%	34%

Schedule of income tax recognized directly in shareholders' equity

Amounts recognized directly in shareholders' equity

.	December 31, 2021	December 31, 2020	December 31, 2019
Cancellation of the stock option plan	-	-	6,244
Stock option plan compensation	(147)	45	-
Total	(147)	45	6,244
Current	-	8,698	(2,556)
Deferred	(147)	(8,653)	8,800
Total taxes recognized in equity	(147)	45	6,244

Schedule of reconciliation of deferred tax assets and deferred tax liabilities

The composition and changes in the deferred income tax and social contribution are described below:

December 31, 2021
.	Net balance on January 1st	Recognition in equity	Recognition in profit or loss	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Provisions	2,038	-	(437)	-	76	1,677	1,739	(62)
Salaries and welfare charges	18,447	-	6,354	-	968	25,768	25,768	-
Lease	2,168	-	(41)	-	(5)	2,122	2,122	-
Other items	(8,629)	-	2,630	6,913	(307)	607	2,440	(1,833)
Indemnity on stock options plan	214	(147)	(67)	-	-	-	-	-
Tax loss carry amount	914	-	2,519	(1,618)	-	1,815	3,228	(1,413)
Net tax liability (assets)	15,152	(147)	10,958	5,294	732	31,989	35,297	(3,308)

December 31, 2020
.	Net balance on January 1st	Recognition in equity	Recognition in profit or loss	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Provisions	1,597	-	107	-	334	2,038	2,075	(37)
Salaries and welfare charges	10,122	-	7,236	-	1,090	18,447	18,447	-
Lease	1,583	-	486	-	98	2,168	2,168	-
Other items	(2,435)	-	(1,119)	(4,956)	(119)	(8,629)	66	(8,695)
Indemnity on stock options plan	13,304	(8,653)	(4,757)	-	321	214	214	-
Tax loss carry amount	806	-	(178)	-	286	914	914	-
Net tax liability (assets)	24,977	(8,653)	1,775	(4,956)	2,010	15,152	23,884	(8,732)

December 31, 2019
.	Net balance on January 1st	Recognition in equity	Recognition in profit or loss	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Provisions	1,653	-	350	-	(406)	1,597	1,597	-
Salaries and welfare charges	6,643	-	3,447	-	32	10,122	10,122	-
Lease	-	-	1,589	-	(7)	1,583	1,583	-
Other items	(1,335)	-	(493)	(611)	4	(2,435)	261	(2,696)
Indemnity on stock options plan	-	8,800	4,527	-	(23)	13,304	13,304	-
Tax loss carry amount	-	-	818	-	(11)	806	806	-
Net tax liability (assets)	6,961	8,800	10,238	(611)	(411)	24,977	27,673	(2,696)